Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of fair value and the corresponding ECL - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of fair value and the corresponding ECL [Line Items]
Beginning balance	$ 5,801,379	$ 7,162,542
Ending balance	5,880,733	5,801,379
New financial assets purchased	31,456,434	22,610,556
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(31,248,163)	(23,770,174)
Changes due to changes in credit risk		221
Changes in measument of financial assets	(128,917)	(201,143)
Other adjustments		(402)
ECL [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of fair value and the corresponding ECL [Line Items]
Beginning balance	703	1,138
Ending balance	877	703
New financial assets purchased	5,627	3,293
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(5,553)	(3,608)
Changes due to changes in credit risk	100	(120)
Write-off
Other adjustments
Expected credit losses stage1 [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of fair value and the corresponding ECL [Line Items]
Beginning balance	5,803,139	7,162,542
Ending balance	5,880,733	5,803,139
New financial assets purchased	31,456,434	22,610,556
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(31,248,163)	(23,770,174)
Changes in measument of financial assets	(130,677)	(201,143)
Other adjustments		1,358
Expected credit losses stage1 [Member] | ECL [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of fair value and the corresponding ECL [Line Items]
Beginning balance	703	1,138
Ending balance	877	703
New financial assets purchased	5,627	3,293
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(5,553)	(3,608)
Changes due to changes in credit risk	100	(120)
Write-off
Other adjustments
Expected credit losses stage2 [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of fair value and the corresponding ECL [Line Items]
Beginning balance
Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes in measument of financial assets
Other adjustments
Expected credit losses stage2 [Member] | ECL [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of fair value and the corresponding ECL [Line Items]
Beginning balance
Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to changes in credit risk
Write-off
Other adjustments
Expected credit losses stage3 [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of fair value and the corresponding ECL [Line Items]
Beginning balance
Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes in measument of financial assets
Other adjustments
Expected credit losses stage3 [Member] | ECL [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of fair value and the corresponding ECL [Line Items]
Beginning balance
Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to changes in credit risk
Write-off
Other adjustments